Segmented Information - Summary of Information Relating to Reportable Operating Segments (Details) - USD ($) $ in Millions		12 Months Ended
	Sep. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Revenue		$ (3,619)	$ (2,819)
Production costs and royalties		(1,717)	(1,699)
Depreciation and amortization (Note 12)		(497)	(571)
Mine operating earnings		(1,405)	(549)
Capital expenditures		(366)	(373)
Revenue From Noncontrolling Interest		7	5
Production costs and royalty expense from noncontrolling interest		5	3
Depreciation and amortisation expense from noncontrolling interest		1	0
Gross profit from noncontrolling interest		1	2
Capital expenditures from noncontrolling interest		0	0
Juanicipio
Disclosure of operating segments [line items]
Revenue		(164)
Production costs and royalties		(26)
Depreciation and amortization (Note 12)		(27)
Mine operating earnings		(111)	0
Capital expenditures		(9)
Proportion of ownership interest in associate	44.00%
Silver Segment:
Disclosure of operating segments [line items]
Revenue		(1,231)	(666)
Production costs and royalties		(653)	(488)
Depreciation and amortization (Note 12)		(137)	(78)
Mine operating earnings		(441)	(100)
Capital expenditures		(121)	(130)
Silver Segment: | La Colorada | Mexico
Disclosure of operating segments [line items]
Revenue		(312)	(161)
Production costs and royalties		(168)	(119)
Depreciation and amortization (Note 12)		(28)	(18)
Mine operating earnings		(116)	(24)
Capital expenditures		(54)	(55)
Silver Segment: | Juanicipio | Mexico
Disclosure of operating segments [line items]
Revenue		(164)
Production costs and royalties		(26)
Depreciation and amortization (Note 12)		(27)
Mine operating earnings		(111)
Capital expenditures		(9)
Silver Segment: | Huaron | Peru
Disclosure of operating segments [line items]
Revenue		(220)	(173)
Production costs and royalties		(130)	(111)
Depreciation and amortization (Note 12)		(29)	(17)
Mine operating earnings		(61)	(45)
Capital expenditures		(33)	(57)
Silver Segment: | San Vicente | Bolivia
Disclosure of operating segments [line items]
Revenue		(134)	(91)
Production costs and royalties		(85)	(61)
Depreciation and amortization (Note 12)		(9)	(7)
Mine operating earnings		(40)	(23)
Capital expenditures		(5)	(5)
Silver Segment: | Cerro Moro | Argentina
Disclosure of operating segments [line items]
Revenue		(401)	(241)
Production costs and royalties		(244)	(197)
Depreciation and amortization (Note 12)		(44)	(36)
Mine operating earnings		(113)	(8)
Capital expenditures		(20)	(12)
Silver Segment: | Escobal | Guatemala
Disclosure of operating segments [line items]
Revenue			0
Production costs and royalties			0
Depreciation and amortization (Note 12)			0
Mine operating earnings			0
Capital expenditures			(1)
Gold Segment:
Disclosure of operating segments [line items]
Revenue		(2,545)	(2,148)
Production costs and royalties		(1,085)	(1,208)
Depreciation and amortization (Note 12)		(376)	(483)
Mine operating earnings		(1,084)	(457)
Capital expenditures		(250)	(237)
Gold Segment: | Dolores | Mexico
Disclosure of operating segments [line items]
Revenue		(176)	(229)
Production costs and royalties		(58)	(186)
Depreciation and amortization (Note 12)		(43)	(135)
Mine operating earnings		(75)	92
Capital expenditures		0	(1)
Gold Segment: | Shahuindo | Peru
Disclosure of operating segments [line items]
Revenue		(482)	(335)
Production costs and royalties		(168)	(141)
Depreciation and amortization (Note 12)		(68)	(50)
Mine operating earnings		(246)	(144)
Capital expenditures		(50)	(46)
Gold Segment: | La Arena | Peru
Disclosure of operating segments [line items]
Revenue			(193)
Production costs and royalties			(112)
Depreciation and amortization (Note 12)			(34)
Mine operating earnings			(47)
Capital expenditures			(17)
Gold Segment: | Timmins | Canada
Disclosure of operating segments [line items]
Revenue		(362)	(293)
Production costs and royalties		(216)	(205)
Depreciation and amortization (Note 12)		(39)	(33)
Mine operating earnings		(107)	(55)
Capital expenditures		(52)	(52)
Gold Segment: | Jacobina | Brazil
Disclosure of operating segments [line items]
Revenue		(658)	(478)
Production costs and royalties		(207)	(192)
Depreciation and amortization (Note 12)		(118)	(121)
Mine operating earnings		(333)	(165)
Capital expenditures		(77)	(62)
Gold Segment: | El Peñon | Chile
Disclosure of operating segments [line items]
Revenue		(596)	(398)
Production costs and royalties		(260)	(217)
Depreciation and amortization (Note 12)		(83)	(75)
Mine operating earnings		(253)	(106)
Capital expenditures		(44)	(37)
Gold Segment: | Minera Florida | Chile
Disclosure of operating segments [line items]
Revenue		(271)	(222)
Production costs and royalties		(176)	(155)
Depreciation and amortization (Note 12)		(25)	(35)
Mine operating earnings		(70)	(32)
Capital expenditures		(27)	(22)
Corporate and other
Disclosure of operating segments [line items]
Revenue		0	0
Production costs and royalties		0	0
Depreciation and amortization (Note 12)		(10)	(10)
Mine operating earnings		10	10
Capital expenditures		(4)	(6)
Other segment:
Disclosure of operating segments [line items]
Revenue		(3,776)	(2,814)
Production costs and royalties		(1,738)	(1,696)
Depreciation and amortization (Note 12)		(523)	(571)
Mine operating earnings		(1,515)	(547)
Capital expenditures		$ (375)	$ (373)